Share-Based Compensation (Details) - USD ($) $ / shares in Units, $ in Millions		3 Months Ended
	Feb. 27, 2018	Mar. 31, 2018	Dec. 31, 2017
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted-average period for remaining recognition of compensation expense		1 year 9 months 18 days
Unrecognized compensation cost related to nonvested share-based compensation arrangements		$ 62.7
Performance Shares [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Estimated liabilities for share-based compensation awards classified as short-term		3.5	$ 11.5
Estimated liabilities for share-based compensation awards classified as long-term		$ 8.4	$ 10.5
February 27, 2018 Grant [Member] | Restricted Share Units (RSUs) [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based awards, grant-date fair value	$ 16.6
Weighted-average period for remaining recognition of compensation expense	2 years 8 months 12 days
Awards vesting period		3 years
February 27, 2018 Grant [Member] | Performance Shares [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Awards vesting period		3 years
Target value of P-Units (in dollars per unit)	$ 100
February 27, 2018 Grant [Member] | Performance Shares [Member] | Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected payout on P-Units (in dollars per unit)		$ 0
February 27, 2018 Grant [Member] | Performance Shares [Member] | Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Awards vesting period		3 years
Expected payout on P-Units (in dollars per unit)		$ 200
February 27, 2018 Grant [Member] | Performance Shares [Member] | One-Year Period Ending December 31, 2018 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Performance unit value percentage determined on an annual performance		25.00%
Period for value determination		1 year
February 27, 2018 Grant [Member] | Performance Shares [Member] | One-Year Period Ending December 31, 2019 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Performance unit value percentage determined on an annual performance		25.00%
Period for value determination		1 year
February 27, 2018 Grant [Member] | Performance Shares [Member] | One-Year Period Ending December 31, 2020 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Performance unit value percentage determined on an annual performance		25.00%
Period for value determination		1 year
February 27, 2018 Grant [Member] | Performance Shares [Member] | Three-Year Period Ending December 31, 2020 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Period for value determination		3 years
Performance unit value percentage determined on total vesting period performance		25.00%